Schedule of compensation of key management (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Notes and other explanatory information [abstract]
- other emoluments	$ 580,462	$ 4,508,852	$ 7,680,000	$ 4,661,333
Employer’s contribution to defined contribution plans	9,848	76,500	108,000	108,000
Short-term employee benefits	$ 590,310	$ 4,585,352	$ 7,788,000	$ 4,769,333